Financial Instruments by Category - Schedule of Financial Instruments by Category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Financial Assets	¥ 1,129,239	¥ 1,713,303
Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	424,319	1,713,303
Financial assets at FVOCI
Disclosure Of Financial Instruments [Line Items]
Financial Assets	576,994
Financial assets at FVTPL
Disclosure Of Financial Instruments [Line Items]
Financial Assets	127,926
Other Receivables
Disclosure Of Financial Instruments [Line Items]
Financial Assets	1,971	6,423
Other Receivables | Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	1,971	6,423
Financial assets at fair value through other comprehensive income
Disclosure Of Financial Instruments [Line Items]
Financial Assets	576,994
Financial assets at fair value through other comprehensive income | Financial assets at FVOCI
Disclosure Of Financial Instruments [Line Items]
Financial Assets	576,994
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial Assets	550,274	1,706,880
Cash and Cash Equivalents | Financial Assets at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial Assets	422,348	1,706,880
Cash and Cash Equivalents | Financial assets at FVTPL
Disclosure Of Financial Instruments [Line Items]
Financial Assets	127,926
Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	95,562	103,444
Other Payables | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	9,426	21,456
Trade Payables | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	83,138	81,195
Lease Liabilities | Financial Liabilities at Amortized Cost
Disclosure Of Financial Instruments [Line Items]
Financial liabilities	¥ 2,998	¥ 793